Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income		$ 237,986	$ 228,655	$ 208,655
Other comprehensive income, (loss) net of tax:
Foreign currency translation differences	[1]	851	7,362	(19,705)
Unrealized gains (losses) on derivative instruments	[1]	(27,482)	9,965	3,805
Pension and other post-retirement benefit plans	[1]	(40,791)	(66,806)	7,970
Unrealized losses on available-for-sale marketable securities	[1]	0	0	(11)
Other Comprehensive Income (Loss), Net of Tax	[1]	(67,422)	(49,479)	(7,941)
Total comprehensive income		170,564	179,176	200,714
Less: comprehensive income attributable to non-controlling interest		835	(1,338)	(1,268)
Comprehensive income attributable to Elbit Systems Ltd.’s shareholders		$ 171,399	$ 177,838	$ 199,446

[1]	Other comprehensive income (loss), net of tax expenses in the amounts of $1,891, $924 and $2,175 for the years 2020, 2019 and 2018, respectively.